CAPITAL STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
CAPITAL STOCK

Series A Preferred Stock

The Company is authorized to issue 100,000,000 shares of preferred stock, $0.001 par value; 3,500,000 shares have been designated Series A Preferred Stock. At September 30, 2013 and December 31, 2012, 2,234,673 and 2,126,574 shares of Series A Preferred Stock, respectively, were issued and outstanding.

Significant terms of the Series A Preferred Stock, as specified in the Company’s Certificate of Designation for the Series A Preferred Stock are as follows:

Conversion

Each share of Series A Preferred Stock may, at the holder’s option, convert into common stock.  The conversion rate is equal to the sum of the stated value of the Series A Preferred Stock, which is $0.83 per share, plus all accrued and unpaid dividends, divided by the conversion price.  As a result of the issuance of the Series B Preferred Stock pursuant to the 2013 Private Placement, the conversion price of the Series A Preferred Stock was reduced from $0.83 to $0.77. Subject to the specified provisions, the Series A Preferred Stock will automatically convert into common stock at the conversion price on the mandatory conversion date, which is defined as the first date at least six (6) months after the issuance of the Series A Preferred Stock on which each of the following conditions shall have been satisfied: (i) the Company shall have consummated, a qualified financing for aggregate gross proceeds to the Company of $7,000,000, (ii) the volume weighted average trading price for the Company’s common stock for each day on thirty (30) consecutive trading days immediately preceding such date, must be above $1.50 and the trading volume over that period must exceed 1,500,000 shares, and (iii) as of such date, all shares of common stock issuable upon conversion of the Series A Preferred Stock are registered under the Securities Act of 1933, as amended (the “Act”) pursuant to an effective registration statement or are otherwise eligible for sale under Rule 144 under the Act.  As of September 30, 2013, no mandatory conversion has taken place as all of the conditions required for such mandatory conversion have not occurred.

Dividends

(a) Cumulative Preferred Dividends.  Each holder of the Series A Preferred Stock shall be entitled to receive cash dividends payable on the stated value of the Series A Preferred Stock at a rate of 10% per annum which shall be cumulative and accrue daily from the original issuance date; provided however, if either (i) the Company shall not have consummated a qualified financing with aggregate gross proceeds to the Company of $7,000,000 on or before June 30, 2012, or (ii) for any reason, any shares of common stock issuable upon conversion of the Series A Preferred Stock are not registered pursuant to an effective registration statement on or before June 30, 2012 or are not otherwise eligible for sale under Rule 144 of the Act, then, effective July 1, 2012, the rate of dividends on the Series A Preferred Stock shall increase to 12% per annum.  As of June 30, 2012, both of the above conditions have been met by the Company and accordingly, the rate of dividends on the Series A Preferred Stock remains at 10% per annum.

(b) Payment of Dividends.  The Company shall be required to pay all accrued and unpaid dividends (whether or not declared) in respect of the Series A Preferred Stock semi-annually on each June 30 and December 31 of each calendar year.  All such dividends shall be paid in cash; provided, that, at the option of the Company, the Company may pay any accrued and unpaid dividends on the Series A Preferred Stock in the form of additional shares of Series A Preferred Stock, with each share of Series A Preferred Stock being valued for this purpose at the stated value in effect on the date of payment.

For the nine months ended September 30, 2013, the Company accrued a Series A Preferred Stock dividend of $137,060 and issued 108,099 shares of Series A Preferred Stock in payment of such dividends.  For the year ended December 31, 2012, the Company accrued a Series A Preferred Stock dividend of $167,945 and issued 202,344 shares of Series A Preferred Stock in payment of such dividends.

Liquidation preference

In the event of liquidation, dissolution or winding up of the business of the Company, whether voluntary or involuntary, each holder of Series A Preferred Stock shall be entitled to receive, for each share thereof, out of assets of the Company legally available therefor, a preferential amount in cash, per share of Series A Preferred Stock, equal to (and not more than) the sum of the (x) stated value, plus (y) all accrued and unpaid dividends thereon.  All preferential amounts to be paid to the holders of Series A Preferred Stock in connection with such liquidation, dissolution or winding up shall be paid before the payment or setting apart for payment of any amount for, or the distribution of any assets of the Company to the holders of the Company's Common Stock.  If upon any such distribution the assets of the Company shall be insufficient to pay the holders of the outstanding shares of Series A Preferred Stock the full amounts to which they shall be entitled, such holders shall share ratably in any distribution of assets in accordance with the sums which would be payable on such distribution if all sums payable thereon were paid in full.

Voting

The holders of the Series A Preferred Stock have the right to one vote for each share of common stock into which such Series A Preferred Stock could then convert.

Series B Preferred Stock

The Company is authorized to issue 100,000,000 shares of preferred stock, $0.001 par value; 12,000,000 shares have been designated Series B Preferred Stock. At September 30, 2013 and December 31, 2012, 5,604,326 and 0 shares of Series B Preferred Stock were issued and outstanding.

Significant terms of the Series B Preferred Stock, as specified in the Certificate of Designation for the Series B Preferred Stock are as follows:

Ranking

The Series B Preferred Stock will rank junior to the Company’s Series A Preferred Stock and senior to the Company’s common stock with respect to distributions of assets upon the liquidation, dissolution or winding up of the Company.

Stated Value

Each share of Series B Preferred Stock will have a stated value of $0.80, subject to adjustment for stock splits, combinations and similar events.

Dividends

Cumulative dividends on the Series B Preferred Stock accrue at the rate of 10% of the stated value per annum, compounded annually, from and after the date of the initial issuance through the third anniversary of the issuance date; provided, however, that any holder of at least 4,500,000 shares of Series B Preferred Stock after the issuance date and prior to October 1, 2013 (a “Major Holder”) will be entitled to accrued dividends through the fourth anniversary of the issuance date (as applicable, the “Accrual Period”).  Accrued dividends are payable upon the earliest to occur of (i) the third anniversary of the issuance date (or, with respect to the Major Holder, the fourth anniversary of the issuance date), (ii) mandatory conversion (as described below) and (iii) an automatic conversion upon a fundamental transaction (as such term is defined in the Certificate of Designation) or triggering event (as described below).  Dividends are payable in Series B Preferred Stock valued at the stated value, or in cash upon the mutual agreement of the Company and the holder.

For the nine months ended September 30, 2013, the Company accrued a Series B Preferred Stock dividend of $7,418.

Liquidation Preference

If the Company voluntarily or involuntarily liquidates, dissolves or winds up its affairs, each holder of the Series B Preferred Stock will be entitled to receive out of the Company’s assets available for distribution to stockholders, after satisfaction of liabilities to creditors, if any, and payments due to holders of the Series A Preferred Stock but before any distribution of assets is made on the Company’s common stock or any of our other shares of stock ranking junior as to such a distribution to the Series B Preferred Stock, a liquidating distribution in the amount in the amount of the stated value of all such holder’s Series B Preferred Stock plus all accrued and unpaid dividends thereon.

Voluntary Conversion

Each share of Series B Preferred Stock will be convertible at the holder’s option into the Company’s common stock in an amount equal to the stated value plus accrued and unpaid dividends thereon through the conversion date divided by the then applicable conversion price. The initial conversion price is $0.80 per share and is subject to customary adjustments for issuances of shares of common stock as a dividend or distribution on shares of the common stock, or mergers or reorganizations, as well as “full-ratchet” anti-dilution adjustments for future issuances of other Company securities.

Mandatory Conversion

The Series B Preferred Stock is subject to mandatory conversion at such time as the volume weighted average price of the Company’s common stock is at least $1.20 (subject to adjustments for stock splits and similar events) provided, that, on the mandatory conversion date, (A) a registration statement providing for the resale of the shares underlying the Series B Preferred Stock is effective, or such shares may be offered for sale to the public without limitations pursuant to Rule 144 (B) trading in the common stock shall not have been suspended by the SEC or exchange or market on which the common stock is trading, (C) the daily volume of the common stock is at least 50,000 shares per day for the applicable ten (10) consecutive trading days, and (D) the Company is in material compliance with the  terms and conditions of the transaction documents. In the event of mandatory conversion, each share of Series B Preferred Stock will convert into the number of shares of common stock equal to the stated value plus accrued and unpaid dividends for the Accrual Period divided by the conversion price.

Holders also have the option to convert their Series B Preferred Stock upon the occurrence of a fundamental transaction or one of the following triggering event: Johan (Thijs) Spoor ceases to be the chief executive officer of the Company; or there is a change in three of the five current members of the Company’s board of directors, such conversion to be on the same terms as a mandatory conversion.

Voting Rights

The holders of the Series B Preferred Stock will be entitled to vote upon all matters upon which holders of common stock have the right to vote, such votes to be counted together with all other shares of capital stock having general voting powers and not separately as a class. The holders of the Series B Preferred Stock will be entitled to the number of votes equal to the number of common stock into which the Series B Preferred Stock are then convertible.

In addition, as long as at least 25% of the Series B Preferred Stock remains outstanding, the Company will not, without the affirmative vote or consent of the holders of at least a majority of the outstanding Series B Preferred Stock, voting as a separate class, (i) amend, waive or repeal (including through a merger, consolidation or similar event) any provision of the Company’s articles of incorporation or by-laws in any manner that adversely affects the rights of the holders of the Series B Preferred Stock; (ii) alter or change adversely the preferences, rights, privileges, or restrictions of the Series B Preferred Stock; (iii) authorize or create any class or series of stock having rights, preferences or privileges in any respect senior to the Series B Preferred Stock; or (iv) reclassify, alter or amend any existing class or series of stock, if such reclassification, alteration or amendment would render such other class or series of stock as having rights, preferences or privileges in any respect senior to the Series B Preferred Stock.

Common Stock

The Company has authorized 200,000,000 shares of its common stock, $0.001 par value, per share.  At September 30, 2013 and December 31, 2012, the Company had issued and outstanding 24,390,013 and 24,330,013, respectively, shares of its common stock.

In March 2012, the Company issued 130,000 shares of common stock, valued at $0.85 per share, for services performed pursuant to a consulting agreement.  In September 2012, the Company issued 70,000 shares of common stock to employees, valued at $1.00 per share, for compensation.  The total fair value of these shares, $180,500, is included in 2012 operating expenses.  In November 2012, the Company issued 1,819,119 shares of common stock, valued at $0.85 per share, in conjunction with a private placement (see Note 2).

During the nine months ended September 30, 2013, the Company issued 60,000 shares of common stock for services performed pursuant to a consulting agreement.  The total fair value of these shares, $45,550, is included in operating expenses.

All per share references have been restated to reflect the effect of the reverse merger/recapitalization as discussed in note 1.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, $0.001 par value; 3,500,000 shares have been designated Series A Preferred Stock. At December 31, 2012 and December 31, 2011, 2,126,574 and 1,924,230 shares of Series A preferred stock, respectively, were issued and outstanding.

Significant terms of the Series A preferred stock, as specified in the Certificate of Designation are as follows:

Conversion

Each share of Series A Preferred Stock may, at the holder’s option, convert into common stock (“voluntary conversion”). The conversion rate is equal to the sum of the state value of the preferred shares plus all accrued and unpaid dividends divided by $0.83, the conversion price.  Subject to the specified provisions, the Series A Preferred Stock will automatically convert into  common stock with an $0.83 conversion price on the Mandatory Conversion Date, as defined in the Certificate of Designation.  As specified in the Mandatory Conversion Date is the first date at least six (6) months after the issuance of the Series A Preferred Stock on which each of the following conditions shall have been satisfied: (x) the Corporation shall have consummated, on or prior to such date, a Qualified Financing for aggregate gross proceeds to the Corporation of $7,000,000, (y) the volume weighted average trading price for the Common Stock for each day on thirty (30) consecutive trading days immediately preceding such date, as published by Bloomberg, must be above a price of $1.50 (“VWAP”) and the trading volume over that period must exceed 1,500,000 shares, and (z) as of such date, all shares of Common Stock issuable upon conversion of the Series A Preferred Stock are registered under the Securities Act of 1933 pursuant to an effective registration statement or are otherwise eligible for sale under Rule 144 of the Act.  As of December 31, 2012, no mandatory conversion has taken place as all of the conditions required for conversion have not occurred.

Dividends

(a) Cumulative Preferred Dividends.  Each holder of the Series A Preferred Stock shall be entitled to receive cash dividends payable on the Stated Value of the Series A Preferred Stock at a rate of 10% per annum which shall be cumulative, accrue daily from the original issuance date of the Series A Preferred Stock (the “Issuance Date”); provided however, if either (x) the Company shall not have consummated a Qualified Financing with aggregate gross proceeds to the Company of $7,000,000 on or before June 30, 2012, or (y) for any reason, any shares of Common Stock issuable upon conversion of the Series A Preferred Stock are not registered under the Securities Act of 1933 (the “Act”) pursuant to an effective registration statement on or before June 30, 2012 or are not otherwise eligible for sale under Rule 144 of the Act, then, effective July 1, 2012, the rate of dividends on the Series A Preferred Stock shall increase to 12% per annum.  As of June 30, 2012, both of the above conditions have been met by the Company and accordingly, the rate of dividends on the Series A Preferred Stock remains at 10% per annum.

(b) Payment of Dividends.  The Company shall be required to pay all accrued and unpaid dividends (whether or not declared) in respect of the Series A Preferred Stock semi-annually on each June 30 and December 31 of each calendar year.  All such dividends shall be paid in cash; provided, that, at the option of the Company, the Company may pay any accrued and unpaid dividends on the Series A Preferred Stock in the form of additional shares of Series A Preferred  Stock, with each share of Series A Preferred Stock being valued for this purpose at the Stated Value in effect on the date of payment.

For the year ended December 31, 2011, the Company accrued a preferred stock dividend of $97,110 and issued 117,001 shares of Preferred Stock in payment of such dividend.  For the year ended December 31, 2012, the Company accrued a preferred stock dividend of $167,945 and issued 202,344 shares of Preferred Stock in payment of such dividends.

Liquidation preference

In the event of liquidation, dissolution or winding up of the business of the Company, whether voluntary or involuntary, each holder of Series A Preferred Stock shall be entitled to receive, for each share thereof, out of assets of the Company legally available therefor, a preferential amount in cash, per share of Series A Preferred Stock, equal to (and not more than) the sum of the (x) Stated Value, plus (y) all accrued and unpaid dividends thereon.  All preferential amounts to be paid to the holders of Series A Preferred Stock in connection with such liquidation, dissolution or winding up shall be paid before the payment or setting apart for payment of any amount for, or the distribution of any assets of the Company to the holders of  the Company's Common Stock.  If upon any such distribution the assets of the Company shall be insufficient to pay the holders of the outstanding shares of Series A Preferred Stock the full amounts to which they shall be entitled, such holders shall share ratably in any distribution of assets in accordance with the sums which would be payable on such distribution if all sums payable thereon were paid in full.

Voting

The holders of the Series A Preferred Stock have the right to one vote for each share of common stock into which such Series A Preferred Stock could then convert.

Common Stock

The Company has authorized 200,000,000 shares of its common stock, $0.001 par value, At December 31, 2012 and December 31, 2011, the Company had issued and outstanding 24,330,013 and 22,310,894, respectively, shares of its common stock.

In March 2012, the Company issued 130,000 shares of common stock, valued at $0.85 per share, for services performed pursuant to a consulting agreement.  In September 2012, the Company issued 70,000 shares of common stock to employees, valued at $1.00 per share, for compensation.  The total fair value of these shares, $180,500, is included in operating expenses.  In November 2012, the Company issued 1,819,119 shares of common stock, valued at $0.85 per share, in conjunction with a private placement (see note 8).